UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST
On behalf of the following series:
BBH Core Select
BBH International Equity Fund
BBH Broad Market Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005
(Address of principal executive offices) (Zip Code)

Corporation Services Company
2711 Centerville Road, Suite 400, Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

Item 1. Report to Shareholders.

Semi-Annual Report

APRIL 30, 2011

BBH BROAD MARKET FUND

BBH BROAD MARKET FUND

PORTFOLIO ALLOCATION
April 30, 2011 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets

Asset Backed Securities	$648,797,908	30.0%
Collateralized Mortgage Backed Securities	24,299,727	1.1
Corporate Bonds	972,694,307	45.0
Municipal Bonds	68,400,261	3.2
U.S. Government Agency Obligations	2,579,675	0.1
Certificates of Deposit	355,491,130	16.5
Commercial Paper	86,366,254	4.0
U.S. Treasury Bills	2,899,304	0.2
Liabilities in Excess of Cash and Other Assets	(1,138,856)	(0.1)

NET ASSETS	$2,160,389,710	100.0%

All data as of April 30, 2011. The BBH Broad Market Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS
April 30, 2011 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (30.0%)
$35,000,000	Ally Master Owner Trust 2010-2[1]	04/15/17	4.250%	$37,242,415
15,000,000	American Express Credit Account
	Master Trust 2006-2	01/15/14	5.350	15,096,471
2,750,000	American Express Credit Account
	Master Trust 2008-4[2]	11/15/16	1.619	2,847,797
2,750,000	American Express Credit Account
	Master Trust 2008-9[2]	04/15/16	1.819	2,842,682
8,887,497	AmeriCredit Automobile Receivables
	Trust 2009-1	10/15/13	3.040	9,005,495
5,000,000	AmeriCredit Automobile Receivables
	Trust 2010-1	03/17/14	1.660	5,034,301
13,525,000	AmeriCredit Automobile Receivables
	Trust 2010-3	04/08/15	1.140	13,535,740
5,500,000	Americredit Prime Automobile
	Receivables Trust 2009-1	01/15/14	2.210	5,557,109
13,350,000	Avis Budget Rental Car Funding
	AESOP LLC 2009-2A1	02/20/14	5.680	14,273,350
3,000,000	Avis Budget Rental Car Funding
	AESOP LLC 2010-3A1	05/20/16	4.640	3,237,133
25,300,000	Avis Budget Rental Car Funding
	AESOP LLC 2010-5A1	03/20/17	3.150	25,592,906
20,500,000	BA Credit Card Trust 2007-A8	11/17/14	5.590	21,656,780
16,000,000	Bank of America Auto Trust 2009-2A1	10/15/16	3.030	16,476,621
10,412,538	Bank of America Auto Trust 2009-3A1	12/15/13	1.670	10,481,031
26,300,000	Cabela’s Master Credit Card
	Trust 2010-1A1,2	01/16/18	1.669	27,293,377
14,100,000	Cabela’s Master Credit Card
	Trust 2010-2A1,2	09/17/18	0.919	14,241,990
3,725,000	Capital One Multi-Asset Execution
	Trust 2005-A7	06/15/15	4.700	3,916,461
6,800,000	Chase Issuance Trust 2008-A10[2]	08/17/15	0.969	6,888,067
13,555,095	Chrysler Financial Auto Securitization
	Trust 2009-A	01/15/16	2.820	13,740,073
20,000,000	CitiFinancial Auto Issuance
	Trust 2009-1[1]	10/15/13	2.590	20,271,642

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	3

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)
$20,000,000	CitiFinancial Auto Issuance
	Trust 2009-1[1]	08/15/16	3.150%	$20,583,826
1,230,505	CNH Equipment Trust 2009-A	11/15/12	5.280	1,237,470
18,177,731	CNH Equipment Trust 2009-B	10/15/14	5.170	18,837,826
2,850,000	CNH Equipment Trust 2010-B	11/17/14	1.030	2,856,569
18,500,000	CNH Wholesale Master Note
	Trust 2011-1A1,2	12/15/15	1.019	18,576,390
13,800,000	DSC Floorplan Master Owner
	Trust 2011-1[1]	03/15/16	3.910	13,848,456
15,347,693	Ford Credit Auto Owner Trust 2009-E	01/15/14	1.510	15,449,808
7,450,000	Ford Credit Floorplan Master
	Owner Trust 2010-1[1,2]	12/15/14	1.869	7,592,708
1,500,000	Ford Credit Floorplan Master
	Owner Trust 2010-3[1,2]	02/15/17	1.919	1,559,217
30,250,000	Ford Credit Floorplan Master
	Owner Trust 2010-3[1]	02/15/17	4.200	32,301,694
33,000,000	GE Capital Credit Card Master
	Note Trust 2009-2	07/15/15	3.690	34,146,961
3,000,000	GE Capital Credit Card Master
	Note Trust 2009-3	09/15/14	2.540	3,022,222
1,500,000	GE Capital Credit Card Master
	Note Trust 2010-3	06/15/16	2.210	1,532,228
14,600,000	Hertz Vehicle Financing LLC 2010-1A1	02/25/17	3.740	15,194,973
8,195,331	Honda Auto Receivables Owner
	Trust 2009-3	05/15/13	2.310	8,272,042
5,911,283	Hyundai Auto Receivables Trust 2009-A	08/15/13	2.030	5,960,425
4,808,801	John Deere Owner Trust 2009-A	10/15/13	2.590	4,843,995
12,427,424	Leaf II Receivables
	Funding LLC 2010-3[1]	06/20/16	3.450	12,407,406
21,331,463	Leaf II Receivables
	Funding LLC 2011-1[1]	12/20/18	1.700	20,806,215
12,137,299	Mercedes-Benz Auto Receivables
	Trust 2009-1	01/15/14	1.670	12,240,147
11,340,155	MMAF Equipment Finance
	LLC 2009-AA1	11/15/13	2.370	11,440,091

The accompanying notes are an integral part of these financial statements.

4

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)
$11,500,000	MMAF Equipment Finance
	LLC 2009-AA1	01/15/30	3.510%	$12,003,603
535,034	Nissan Auto Receivables Owner
	Trust 2009-A	02/15/13	3.200	540,645
40,000,000	Nissan Master Owner Trust
	Receivables 2010-AA1,2	01/15/15	1.369	40,450,064
5,250,000	Santander Drive Auto Receivables
	Trust 2010-1	11/17/14	1.840	5,311,461
11,750,000	Santander Drive Auto Receivables
	Trust 2010-1	05/15/17	2.430	11,929,583
14,640,000	SMART Trust 2011-1USA[1]	11/14/16	2.520	14,752,265
2,122,181	Volkswagen Auto Loan Enhanced
	Trust 2008-2	03/20/13	5.470	2,153,131
9,000,000	Volkswagen Auto Loan Enhanced
	Trust 2010-1	01/20/14	1.310	9,051,192
6,351,150	Westlake Automobile Receivables
	Trust 2010-1A1	12/17/12	1.750	6,356,264
8,500,000	World Omni Auto Receivables
	Trust 2010-A	12/16/13	1.340	8,543,440
5,750,000	World Omni Master Owner
	Trust 2009-1[1,2]	07/15/13	1.919	5,764,150

	Total Asset Backed Securities
	(Identified cost $639,917,613)			648,797,908

	COLLATERALIZED MORTGAGE
	BACKED SECURITIES (1.1%)
9,150,000	American Tower Trust 2007-1A1	04/15/37	5.420	9,874,038
8,225,000	GS Mortgage Securities Corp. II
	2001-1285 A2[1]	08/15/18	6.526	8,336,467
6,025,000	GS Mortgage Securities Corp. II
	2001-1285 B1	08/15/18	6.643	6,089,222

	Total Collateralized Mortgage
	Backed Securities
	(Identified cost $24,569,389)			24,299,727

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	5

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (45.0%)
	AGRICULTURE (1.9%)
$22,800,000	Archer-Daniels-Midland Co.[2]	08/13/12	0.472%	$22,837,871
15,000,000	Reynolds American, Inc.[2]	06/15/11	1.010	15,011,640
3,700,000	Reynolds American, Inc.	06/01/13	7.250	4,120,349

				41,969,860

	BANKING (9.4%)
17,500,000	BB&T Corp.	09/25/13	3.375	18,315,692
19,000,000	Citigroup, Inc.	08/19/13	6.500	20,876,687
9,185,000	Comerica Bank	11/21/16	5.750	10,276,325
17,390,000	Fifth Third Bancorp	05/01/13	6.250	18,893,070
1,806,026	FNBC 1993-A Pass Through Trust	01/05/18	8.080	2,028,149
31,190,000	Goldman Sachs Group, Inc.	05/01/14	6.000	34,465,543
13,000,000	JPMorgan Chase & Co.	05/01/13	4.750	13,857,155
17,000,000	KeyBank N.A.	08/15/12	5.700	17,929,475
11,675,000	KeyCorp	08/13/15	3.750	11,983,547
12,955,000	Royal Bank of Scotland, Plc.	01/11/14	3.250	13,237,808
12,955,000	Royal Bank of Scotland, Plc.	03/16/16	4.375	13,302,919
25,340,000	Wachovia Corp.	05/01/13	5.500	27,413,243

				202,579,613

	BEVERAGES (1.0%)
20,850,000	Anheuser-Busch InBev
	Worldwide, Inc.	03/26/13	2.500	21,370,583

	DIVERSIFIED FINANCIAL SERVICES (2.9%)
6,359,866	5400 Westheimer Court
	Depositor Corp.[1]	04/11/16	7.500	6,937,895
23,337,000	American Express Credit Corp.	08/20/13	7.300	26,217,883
6,465,000	Bear Stearns Cos. LLC	02/01/12	5.350	6,701,386
21,000,000	Merrill Lynch & Co., Inc.	01/15/15	5.000	22,511,832

				62,368,996

The accompanying notes are an integral part of these financial statements.

6

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	ELECTRIC (1.4%)
$11,320,000	FPL Group Capital, Inc.	09/01/11	5.625%	$11,504,856
5,000,000	MidAmerican Energy Co.	07/15/12	5.650	5,277,595
13,000,000	PG&E Corp.	04/01/14	5.750	14,298,765

				31,081,216

	ENVIRONMENTAL CONTROL (0.4%)
7,500,000	Allied Waste North America, Inc.	06/01/17	6.875	8,156,250

	FOOD (1.5%)
30,911,000	Kraft Foods, Inc.	11/01/11	5.625	31,654,286

	FOREST PRODUCT & PAPER (0.9%)
16,800,000	International Paper Co.	04/01/15	5.300	18,416,227

	GAS (0.7%)
7,000,000	Sempra Energy	02/01/13	6.000	7,492,520
6,750,000	Sempra Energy	11/15/13	8.900	7,852,984

				15,345,504

	HEALTHCARE-SERVICES (1.6%)
5,000,000	UnitedHealth Group, Inc.	11/15/12	5.500	5,348,830
6,750,000	UnitedHealth Group, Inc.	04/01/13	4.875	7,190,107
20,484,000	WellPoint, Inc.	08/01/12	6.800	21,924,414

				34,463,351

	INSURANCE (3.0%)
25,097,000	ACE INA Holdings, Inc.	06/15/14	5.875	28,109,192
6,465,000	ACE INA Holdings, Inc.	05/15/15	5.600	7,173,105
4,130,000	Everest Reinsurance Holdings, Inc.	10/15/14	5.400	4,439,833
14,345,000	MetLife, Inc.	12/01/11	6.125	14,797,757
9,740,000	MetLife, Inc.	12/15/12	5.375	10,416,345

				64,936,232

	IRON/STEEL (1.3%)
26,500,000	ArcelorMittal	06/01/13	5.375	28,340,451

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	7

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	MEDIA (1.3%)
$26,785,000	Time Warner Cable, Inc.	07/02/12	5.400%	$28,185,641

	MINING (1.8%)
15,965,000	Anglo American Capital, Plc.[1]	04/08/14	9.375	19,294,086
15,760,000	Rio Tinto Finance USA Ltd.	05/01/14	8.950	19,081,609

				38,375,695

	OFFICE/BUSINESS EQUIP (0.1%)
2,335,000	Pitney Bowes, Inc.	08/15/14	4.875	2,498,637

	OIL & GAS (1.8%)
10,000,000	Burlington Resources Finance Co.	12/01/11	6.500	10,346,110
15,450,000	Encana Corp.	11/01/11	6.300	15,885,505
12,945,000	Transocean, Inc.	03/15/13	5.250	13,786,049

				40,017,664

	OIL & GAS SERVICES (1.6%)
21,590,000	Weatherford International Ltd.	03/15/13	5.150	22,949,889
10,725,000	Weatherford International, Inc.	06/15/12	5.950	11,227,070

				34,176,959

	PIPELINES (1.9%)
20,580,000	ONEOK Partners LP	04/01/12	5.900	21,523,408
18,283,000	Williams Partners LP	02/15/15	3.800	19,144,915

				40,668,323

	REAL ESTATE (0.8%)
17,375,000	AMB Property LP	08/15/17	4.500	17,544,024

	RETAIL (1.1%)
20,000,000	CVS Caremark Corp.	08/15/11	5.750	20,295,120
1,187,560	CVS Pass-Through Trust[1]	01/10/12	7.770	1,238,031
2,442,141	CVS Pass-Through Trust[1]	01/10/13	6.117	2,576,459

				24,109,610

The accompanying notes are an integral part of these financial statements.

8

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	SOFTWARE (1.7%)
$35,834,000	Intuit, Inc.	03/15/12	5.400%	$37,191,858

	TELECOMMUNICATIONS (4.8%)
20,247,000	American Tower Corp.	04/01/15	4.625	21,329,283
26,954,000	AT&T Corp.	11/15/11	7.300	27,919,304
15,000,000	AT&T, Inc.	01/15/13	4.950	15,975,255
6,035,000	British Telecommunications, Plc.	01/15/13	5.150	6,425,446
10,500,000	Deutsche Telekom International
	Finance BV	07/22/13	5.250	11,361,536
20,465,000	Vodafone Group, Plc.	06/15/11	5.500	20,581,364

				103,592,188

	TRANSPORTATION (2.1%)
6,375,000	Burlington Northern Santa Fe LLC	07/15/11	6.750	6,458,621
5,000,000	Burlington Northern Santa Fe LLC	07/01/13	4.300	5,313,795
8,627,000	Canadian National Railway Co.	10/15/11	6.375	8,861,033
4,661,000	Union Pacific Corp.	01/15/12	6.125	4,833,005
4,671,000	Union Pacific Corp.	04/15/12	6.500	4,918,586
14,190,000	Union Pacific Corp.	01/31/13	5.450	15,266,099

				45,651,139

	Total Corporate Bonds
	(Identified cost $950,193,637)			972,694,307

	MUNICIPAL BONDS (3.2%)
4,400,000	City of New York NY	12/01/13	1.910	4,461,028
10,200,000	City of New York NY	10/01/14	2.230	10,324,032
4,000,000	City of New York NY	12/01/14	2.670	4,111,520
7,565,000	Indiana Finance Authority[2]	05/01/34	1.850	7,565,378
19,000,000	New Jersey Economic Development
	Authority	09/01/13	2.657	19,041,040
10,265,000	New Jersey State Turnpike Authority	01/01/16	4.252	10,602,411
11,300,000	State of California	07/01/13	5.250	12,294,852

	Total Municipal Bonds
	(Identified cost $67,856,661)			68,400,261

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	9

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (0.1%)
$607,083	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	04/01/36	2.629%	$636,924
155,298	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	12/01/36	5.460	163,593
175,726	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	01/01/37	5.459	185,428
420,142	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	02/01/37	5.283	443,052
212,341	Federal National Mortgage
	Association (FNMA)[2]	07/01/36	5.739	224,291
357,327	Federal National Mortgage
	Association (FNMA)[2]	09/01/36	5.826	377,103
482,938	Federal National Mortgage
	Association (FNMA)[2]	01/01/37	5.447	508,800
39,195	Government National Mortgage
	Association (GNMA)[2]	08/20/29	2.625	40,484

	Total U.S. Government Agency
	Obligations
	(Identified cost $2,458,545)			2,579,675

	CERTIFICATES OF DEPOSIT (16.5%)
34,500,000	Banco Bilbao Vizcaya Argentaria	11/04/11	0.780	34,546,509
34,500,000	Banco Santander	11/02/11	0.810	34,555,059
35,000,000	Bank of Nova Scotia	05/11/11	0.270	35,000,000
34,500,000	Barclays Bank, Plc.	11/04/11	0.750	34,541,248
40,000,000	BNP Paribas	11/01/11	0.470	39,993,964
17,750,000	Royal Bank of Scotland, Plc.	11/10/11	0.810	17,779,529
34,500,000	Societe Generale[2]	11/04/11	0.530	34,491,444
44,000,000	Standard Chartered Bank	07/20/11	0.270	43,999,996
44,000,000	Svenska Handelsbanken	06/03/11	0.305	44,000,201
36,550,000	UBS AG2	10/20/11	0.613	36,583,180

	Total Certificates of Deposit
	(Identified cost $355,310,273)			355,491,130

The accompanying notes are an integral part of these financial statements.

10

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	COMMERCIAL PAPER (4.0%)
$44,000,000	Deutsche Bank Financial LLC[3]	06/03/11	0.320%	$43,987,093
35,000,000	ING US Funding LLC[3]	08/12/11	0.542	34,979,575
4,900,000	Societe Generale North America, Inc.[3]	05/02/11	0.100	4,899,986
2,500,000	Societe Generale North America, Inc.[3]	05/17/11	0.360	2,499,600

	Total Commercial Paper
	(Identified cost $86,332,605)			86,366,254

	U.S. TREASURY BILLS (0.2%)
2,900,000	U.S. Treasury Bill[3,4]	09/08/11	0.146	2,899,304

	Total U.S. Treasury Bills
	(Identified cost $2,898,472)			2,899,304

TOTAL INVESTMENTS (Identified cost $2,129,537,195)[5]			100.1%	$2,161,528,566
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS			(0.1)	(1,138,856)

NET ASSETS			100.0%	$2,160,389,710

[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at April 30, 2011 was $457,093,985 or 21.1% of net assets.

[2]
Variable rate instrument. The maturity dates reflect the earlier of reset dates or stated maturity dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2011 coupon or interest rate.

[3]	Coupon represents a yield to maturity.

[4]	All or a portion of this security is held at the broker as collateral for open futures contracts.

[5]
The aggregate cost for federal income tax purposes is $2,129,537,195, the aggregate gross unrealized appreciation is $32,784,345 and the aggregate gross unrealized depreciation is $792,974, resulting in net unrealized appreciation of $31,991,371.

Abbreviations:

FHLMC – Federal Home Loan Mortgage Association.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	11

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

FAIR VALUE MEASUREMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” This ASU adds new disclosure requirements for transfers into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU was effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management of the Fund has determined that these new Level 3 requirements do not have an impact on the Fund’s holdings disclosure.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

12

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2011.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2011

Asset Backed Securities	$–	$648,797,908	$–	$648,797,908
Collateralized Mortgage
Backed Securities	–	24,299,727	–	24,299,727
Corporate Bonds	–	972,694,307	–	972,694,307
Municipal Bonds	–	68,400,261	–	68,400,261
U.S. Government Agency
Obligations	–	2,579,675	–	2,579,675
Certificates of Deposit	–	355,491,130	–	355,491,130
Commercial Paper	–	86,366,254	–	86,366,254
U.S. Treasury Bills	–	2,899,304	–	2,899,304

Total Investments,
at value	$–	$2,161,528,566	$–	$2,161,528,566

Other Financial Instruments, at value

Futures Contracts	(2,952,243)	–	–	(2,952,243)

Other Financial Instruments,
at value	$(2,952,243)	$–	$–	$(2,952,243)

*	The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. There were no significant transfers between Levels 1, 2, or 3 as of April 30, 2011, based on the valuation input Levels on October 31, 2010.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	13

BBH BROAD MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (unaudited)

ASSETS:
Investments in securities, at value (identified cost $2,129,537,195)	$2,161,528,566
Cash	40,293
Receivables for:
Interest	16,096,659
Shares sold	3,336,489
Investments sold	47,465
Other receivables	4,806

Total Assets	2,181,054,278

LIABILITIES:
Payables for:
Investments purchased	14,463,445
Shares redeemed	4,361,014
Investment advisory and administrative fees	1,122,746
Shareholder servicing fees	332,299
Futures variation margin on open contracts	159,963
Custody and accounting fees	136,852
Professional fees	22,892
Transfer agent fees	3,924
Board of Trustees’ fees	547
Accrued expenses and other liabilities	60,886

Total Liabilities	20,664,568

NET ASSETS	$2,160,389,710

Net Assets Consist of:
Paid-in capital	$2,109,672,071
Undistributed net investment income	221,457
Accumulated net realized gain on investments and foreign
exchange transactions	21,457,069
Net unrealized appreciation/(depreciation) on investments	29,039,113

Net Assets	$2,160,389,710

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($1,316,561,612 ÷ 126,233,296 shares outstanding)	$10.43

CLASS I SHARES
($843,828,098 ÷ 80,948,508 shares outstanding)	$10.42

The accompanying notes are an integral part of these financial statements.

14

BBH BROAD MARKET FUND

STATEMENT OF OPERATIONS
For the six months ended April 30, 2011 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest and other income	$24,365,878

Total Income	24,365,878

Expenses:
Investment advisory and administrative fees	3,417,865
Shareholder servicing fees	989,801
Custody and accounting fees	225,385
Board of Trustees’ fees	48,725
Professional fees	39,066
Transfer agent fees	17,218
Distribution fees	16,152
Miscellaneous expenses	82,379

Total Expenses	4,836,591
Expense offset arrangement	(468)

Net Expenses	4,836,123

Net Investment Income	19,529,755

NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments	21,491,134
Net realized gain on futures contracts	1,520,387
Net realized loss on foreign exchange transactions	(894)

Net realized gain on investments and futures contracts	23,010,627
Net change in unrealized appreciation/(depreciation) on investments	(29,861,417)
Net change in unrealized appreciation/(depreciation) on
futures contracts	(269,445)
Net change in unrealized appreciation/(depreciation) on foreign
currency translations	(885)

Net change in unrealized appreciation/(depreciation) on investments
and foreign currency translations	(30,131,747)

Net Realized and Unrealized Loss	(7,121,120)

Net Increase in Net Assets Resulting from Operations	$12,408,635

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	15

BBH BROAD MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2011 (unaudited)	For the year ended October 31, 2010

INCREASE IN NET ASSETS:
Operations:
Net investment income	$19,529,755	$43,397,621
Net realized gain on investments and foreign
exchange transactions	23,010,627	6,625,363
Net change in unrealized appreciation/(depreciation)
on investments	(30,131,747)	32,243,650

Net increase in net assets resulting from operations	12,408,635	82,266,634

Dividends and distributions declared:
From net investment income:
Class N	(10,975,084)	(26,313,676)
Class I	(8,561,980)	(17,053,751)

Total dividends and distributions declared	(19,537,064)	(43,367,427)

Share transactions:
Net proceeds from sales of shares	754,808,063	1,748,469,640
Net asset value of shares issued to shareholders for
reinvestment of dividends and distributions	18,876,277	41,283,803
Proceeds from short-term redemption fees	6,220	2,156
Net cost of shares redeemed	(818,767,534)	(940,686,488)

Net increase (decrease) in net assets resulting
from share transactions	(45,076,974)	849,069,111

Total increase (decrease) in net assets	(52,205,403)	887,968,318

NET ASSETS:
Beginning of year	2,212,595,113	1,324,626,795

End of period (including dividends and distributions in
excess of net investment income of $221,457 and
$228,766, respectively)	$2,160,389,710	$2,212,595,113

The accompanying notes are an integral part of these financial statements.

16

BBH BROAD MARKET FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

	For the six months ended April 30, 2011 (unaudited)
		For the years ended October 31,

		2010	2009	2008	2007	2006

Net asset value, beginning
of period	$10.46	$10.24	$9.31	$9.92	$10.10	$10.19

Income from investment operations:
Net investment income[1]	0.09	0.25	0.30	0.44	0.46	0.48
Net realized and unrealized
gain (loss)	(0.01)	0.21	0.96	(0.63)	(0.21)	(0.03)

Total income (loss) from
investment operations	0.08	0.46	1.26	(0.19)	0.25	0.45

Less dividends and distributions:
From net investment income	(0.11)	(0.24)	(0.33)	(0.42)	(0.43)	(0.46)
From net realized gains	–	–	–	–	–	(0.08)

Total dividends and
distributions	(0.11)	(0.24)	(0.33)	(0.42)	(0.43)	(0.54)

Net asset value, end of period	$10.43	$10.46	$10.24	$9.31	$9.92	$10.10

Total return	0.54%	4.58%	13.63%	(2.08)%	2.42%	4.64%
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$1,317	$1,287	$870	$160	$168	$147
Ratio of expenses to average net
assets before reductions	0.49%[2]	0.49%	0.52%	0.58%	0.62%	0.56%
Expense offset arrangement	0.00%[2,3]	0.00%[3]	0.00%[3]	0.00%[3]	0.01%	0.01%
Ratio of expenses to average net
assets after reductions	0.49%[2]	0.49%	0.52%	0.58%	0.61%	0.55%
Ratio of net investment income
to average net assets	1.65%[2]	2.38%	2.96%	4.42%	4.62%	4.75%
Portfolio turnover rate	1%	40%	125%	185%	275%	325%

[1]	Calculated using average shares outstanding for the period.

[2]	Annualized

[3]	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	17

BBH BROAD MARKET FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class I share outstanding throughout each period

	For the six months ended April 30, 2011 (unaudited)
		For the years ended October 31,

		2010	2009	2008	2007	2006

Net asset value, beginning
of period	$10.46	$10.23	$9.31	$9.92	$10.10	$10.19

Income from investment operations:
Net investment income[1]	0.09	0.26	0.31	0.46	0.48	0.50
Net realized and unrealized
gain (loss)	(0.01)	0.23	0.95	(0.64)	(0.20)	(0.04)

Total income (loss) from
investment operations	0.08	0.49	1.26	(0.18)	0.28	0.46

Less dividends and distributions:
From net investment income	(0.12)	(0.26)	(0.34)	(0.43)	(0.46)	(0.47)
From net realized gains	–	–	–	–	–	(0.08)

Total dividends and
distributions	(0.12)	(0.26)	(0.34)	(0.43)	(0.46)	(0.55)

Net asset value, end of period	$10.42	$10.46	$10.23	$9.31	$9.92	$10.10

Total return	0.52%	4.83%	13.67%	(1.92)%	2.58%	4.79%
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$844	$926	$455	$95	$121	$94
Ratio of expenses to average net
assets before reductions	0.34%[2]	0.34%	0.37%	0.42%	0.47%	0.41%
Expense offset arrangement	0.00%[2,3]	0.00%[3]	0.00%[3]	0.00%[3]	0.01%	0.01%
Ratio of expenses to average net
assets after reductions	0.34%[2]	0.34%	0.37%	0.42%	0.46%	0.40%
Ratio of net investment income to
average net assets	1.80%[2]	2.52%	3.11%	4.56%	4.78%	4.92%
Portfolio turnover rate	1%	40%	125%	185%	275%	325%

[1]	Calculated using average shares outstanding for the period.

[2]	Annualized

[3]	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

18

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2011 (unaudited)

1.
Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 22, 2000. On August 6, 2002, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N,” and established a new class of shares designated as “Class I”. Class I commenced on December 3, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund. As of April 30, 2011, there were four series of the Trust.

2.
Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:

A.
Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board.

B.
Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable

FINANCIAL STATEMENT APRIL 30, 2011	19

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2011 (unaudited)

when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.
Fund Expenses. Most expenses of the Trust can be directly attributed to a specific Fund. Expenses which cannot be directly attributed to a Fund are apportioned amongst each Fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub- custodian will take possession of the securities subject to repurchase agreements. The investment adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. At April 30, 2011, the Fund had no open repurchase agreements.

E.
Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities to hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. At April 30, 2011, the Fund had no open Contracts.

F.
Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments based on a notional principal amount between the Fund and another party which is based on a specific financial index. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Cash payments are exchanged at specified intervals and recorded in the Statement of Operations as realized gains and

20

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2011 (unaudited)

losses. The expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily, and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counter parties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Fund may use swaps to take a position on anticipated changes in the underlying financial index. The Fund did not have any swap activity during the six months ended April 30, 2011.

G.
Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates, which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded. The following futures contracts were open at April 30, 2011:

Description	Number of Contracts	Expiration Date	Market Value	Unrealized Gain / (Loss)

Contracts to Sell:
U.S. Treasury 2-Year Notes	2,250	June 2011	$493,031,250	$(1,553,973)
U.S. Treasury 5-Year Notes	765	June 2011	90,628,594	(1,398,270)

				$(2,952,243)

FINANCIAL STATEMENT APRIL 30, 2011	21

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2011 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2011 Derivatives not accounted for as hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives		Liability Derivatives

	Statement of		Statement of
	Assets and		Assets and
	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Futures Contracts	Futures variation	–	Futures variation	$159,963	*
	margin on open		margin on open
	contracts		contracts

Total		–		$159,963

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Net Realized Gain/(Loss) on Derivatives
Futures Contracts	$(1,520,387)

Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	$(269,445)

H.
Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the Investment Adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the portfolio of investments.

22

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2011 (unaudited)

I.
Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. Pursuant to the Fund’s securities lending policy and procedures, the loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2011.

J.
Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification (“ASC”) 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits at April 30, 2011, nor were there any increases or decreases in unrecognized tax benefits for the six months then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2011, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

FINANCIAL STATEMENT APRIL 30, 2011	23

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2011 (unaudited)

K.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are generally declared and paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2010 and 2009, respectively, were as follows:

Distributions paid from:

	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid

2010:	$43,367,427	–	$43,367,427	–	$43,367,427
2009:	19,205,234	–	19,205,234	–	19,205,234

As of October 31, 2010 and 2009, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):

	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)

2010:	$228,766	–	$228,766	$(4,235,772)	$(608)	$59,170,860	$55,163,246
2009:	198,572	–	198,572	(8,178,876)	(45)	26,927,210	18,946,861

As of October 31, 2010, the Fund had a net capital loss carry forward of $4,235,772.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital loss.

Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carry forwards, such gains will not be distributed.

24

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2011 (unaudited)

L.

Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.	Fees and Other Transactions with Affiliates.

A.
Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.30% of the Fund’s average daily net assets. For the six months ended April 30, 2011, the Fund incurred $3,417,865 for services under the Agreement.

B.
Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of Class N shares’ average daily net assets. For the six months ended April 30, 2011, Class N shares of the Fund incurred $989,801 in shareholder servicing fees.

C.
Custody and Fund Accounting Fees. BBH acts as a custodian and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100,000,000 of net assets, 0.02% per annum on the next $400,000,000 of net assets and 0.01% per annum on all net assets over $500,000,000. For the six months ended April 30, 2011, the Fund incurred $225,385 in custody and fund accounting fees. These fees for the Fund were reduced by $468 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2011, was $954.

D.
Securities Lending Fees. The Trust has a securities lending agreement with BBH for which BBH receives a portion of the securities lending proceeds in exchange for its services as lending agent. For the six months ended April 30, 2011, BBH received no securities lending proceeds.

FINANCIAL STATEMENT APRIL 30, 2011	25

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2011 (unaudited)

E.
Board of Trustees’ Fees. Each Trustee who is a “non-interested person” as defined under the 1940 act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2011, the Fund incurred $48,725 in Trustee compensation and reimbursements.

4.
Investment Transactions. For the six months ended April 30, 2011, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $196,323,998 and $15,238,241 respectively.

5.
Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:

	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010

	Shares	Dollars	Shares	Dollars

Class N
Shares sold	39,619,305	$413,081,239	87,811,416	$907,548,434
Shares issued in
connection with
reinvestments of
dividends	1,006,572	10,488,442	2,429,069	25,094,404
Proceeds from short-term
redemption fees	N/A	6,220	N/A	1,851
Shares redeemed	(37,364,595)	(389,475,857)	(52,214,769)	(539,169,938)

Net increase	3,261,282	$34,100,044	38,025,716	$393,474,751

Class I
Shares sold	32,772,495	$341,726,824	81,428,157	$840,921,206
Shares issued in
connection with
reinvestments of
dividends	805,631	8,387,835	1,566,277	16,189,399
Proceeds from short-term
redemption fees	N/A	–	N/A	305
Shares redeemed	(41,182,340)	(429,291,677)	(38,879,690)	(401,516,550)

Net increase (decrease)	(7,604,214)	$(79,177,018)	44,114,744	$455,594,360

26

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2011 (unaudited)

6.	Principal Risk Factors and Indemnifications.

	A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk), or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The Fund’s use of derivatives (derivatives risk) and leverage strategies (leverage risk) may accelerate the volatility of potential losses. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations (market risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.
Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

FINANCIAL STATEMENT APRIL 30, 2011	27

BBH BROAD MARKET FUND

DISCLOSURE OF FUND EXPENSES
April 30, 2011 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

28

BBH BROAD MARKET FUND

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2011 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period November 1, 2010 to April 30, 2011[1]

Class N
Actual	$1,000	$1,005	$2.44
Hypothetical[2]	$1,000	$1,022	$2.46

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period November 1, 2010 to April 30, 2011[1]

Class I
Actual	$1,000	$1,005	$1.69
Hypothetical[2]	$1,000	$1,023	$1.71

[1]
Expenses are equal to the Fund’s annualized expense ratio of 0.49 % and 0.34 % for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT APRIL 30, 2011	29

BBH BROAD MARKET FUND

DISCLOSURE OF ADVISOR SELECTION
April 30, 2011 (unaudited)

Approval of Investment Advisory and Administrative Services Agreement

The 1940 Act requires that the continuance of a fund’s investment advisory agreements must be approved annually both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party, cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”), including a majority of whom are not “interested persons,” as defined in the 1940 Act, held an in person meeting on December 8, 2010 to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between BBH Trust and BBH with respect to the existing funds in the Trust, including the Fund. In approving the renewal of the Agreement with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreement were fair and reasonable.

Both in the meeting specifically held to address the continuance of the Agreement and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the SID and BBH, including information about personnel, operations and Fund performance. The Board received advice from Counsel to the Independent Trustees (“Independent Counsel”), including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Independent Counsel.

Nature, Extent and Quality of Services Provided by the SID and BBH

The Board received and considered information, during the in-person meeting held on December 8, 2010, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser. The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board also noted that BBH provides administrative services to the Fund.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered the policies and practices that the Investment Adviser follows in allocating the portfolio transactions of the Fund, including the policies and practices of the Fund and the Investment Adviser regarding best execution. The Board reviewed the qualifications of the key investment

30

BBH BROAD MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2011 (unaudited)

personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund under the Agreement.

Investment Results

The Board received and considered performance information for the Fund. The Board considered the investment results of the Fund as compared with a selected securities index as well as a selection of peer funds. The Board reviewed information showing performance of the Fund over the 1-, 3- and 5-year periods ended September 30, 2010 as compared to an appropriate securities index and fund peers over comparable periods. In addition, the Board received detailed performance information for the Fund at other meetings held during the year.

In their review, the Board noted that the Fund underperformed the Barclays Capital U.S. Aggregate Bond Index (the “Barclays Index”) in each period, citing the Investment Adviser’s strategy of decreasing the duration of the Fund as a factor that contributed to the underperformance. The Board acknowledged that it is difficult for a fund to replicate the performance of the Barclays Index due to the very large number of securities contained in the index and the lesser liquidity in the bond market compared to public equity markets.

Fee Rates

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided under the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fees and the Fund’s net total expenses with those of comparable industry averages. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

Costs of Services Provided and Profitability

The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2010, and for the prior one-year period. The data included the effect of revenue generated by the shareholder servicing, custody and investment advisory and administration fees paid by the Fund. The Board also reviewed the allocation methods used in preparing the profitability data. In considering profitability information, the Board considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH. The Board focused on profitability of the Investment Adviser and

FINANCIAL STATEMENT APRIL 30, 2011	31

BBH BROAD MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2011 (unaudited)

BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities, and fees received for being the Fund’s administrator, custodian and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board noted that the fee schedule for the Fund does not contain breakpoints. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund’s current expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance and expense information, and the cost of the services provided and the profits to be realized by the Investment Adviser.

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

32

BBH BROAD MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2010 (unaudited)

The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities within the parameters of which have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT APRIL 30, 2011	33

ADMINISTRATOR	INVESTMENT ADVISER
BROWN BROTHERS HARRIMAN & CO.	BROWN BROTHERS HARRIMAN
140 BROADWAY	MUTUAL FUND ADVISORY
NEW YORK, NY 10005	DEPARTMENT
140 BROADWAY
DISTRIBUTOR	NEW YORK, NY 10005
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, CO 80203

SHAREHOLDER SERVICING AGENT BROWN BROTHERS HARRIMAN & CO. 140 BROADWAY NEW YORK, NY 10005 (800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2011

BBH CORE SELECT

BBH CORE SELECT

PORTFOLIO ALLOCATION
April 30, 2011 (unaudited)

SECTOR DIVERSIFICATION

		Percent of Net Assets
	U.S. $ Value

Basic Materials	$10,471,541	1.7%
Communications	58,815,420	9.8
Consumer Cyclical	53,037,701	8.9
Consumer Non-Cyclical	191,296,038	32.0
Energy	54,986,195	9.2
Financials	113,943,682	19.1
Industrials	29,646,298	5.0
Technology	48,558,968	8.1
Cash and Other Assets in Excess of Liabilities	36,801,750	6.2

NET ASSETS	$597,557,593	100.0%

All data as of April 30, 2011. BBH Core Select’s (the “Fund”) sector breakdown is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS
April 30, 2011 (unaudited)

Shares		Value

	COMMON STOCKS (93.8%)
	BASIC MATERIALS (1.7%)
198,475	Ecolab, Inc.	$10,471,541

	Total Basic Materials	10,471,541

	COMMUNICATIONS (9.8%)
1,012,500	Comcast Corp. (Class A)	26,568,000
375,961	Liberty Global, Inc. (Series C)[1]	16,688,909
890,075	Liberty Media Corp. - Interactive A1	15,558,511

	Total Communications	58,815,420

	CONSUMER CYCLICAL (8.9%)
162,729	Costco Wholesale Corp.	13,168,031
355,900	Walgreen Co.	15,204,048
448,629	Wal-Mart Stores, Inc.	24,665,622

	Total Consumer Cyclical	53,037,701

	CONSUMER NON-CYCLICAL (32.0%)
471,725	Baxter International, Inc.	26,841,152
200,200	Coca-Cola Co.	13,505,492
410,420	DENTSPLY International, Inc.	15,407,167
293,975	Diageo, Plc. ADR	23,920,746
224,575	Johnson & Johnson	14,759,069
535,350	Nestle SA ADR	33,298,770
472,650	Novartis AG ADR	27,966,700
155,275	PepsiCo, Inc.	10,696,895
318,741	Visa, Inc. (Class A)	24,900,047

	Total Consumer Non-Cyclical	191,296,038

	ENERGY (9.2%)
175,300	EOG Resources, Inc.	19,793,123
162,425	Occidental Petroleum Corp.	18,563,553
379,150	Southwestern Energy Co.[1]	16,629,519

	Total Energy	54,986,195

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	3

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

Shares			Value

	COMMON STOCKS (continued)
	FINANCIALS (19.1%)
269	Berkshire Hathaway, Inc. (Class A)[1]		$33,557,750
341,675	Chubb Corp.		22,273,793
848,175	Progressive Corp.		18,608,960
921,325	US Bancorp		23,788,611
539,834	Wells Fargo & Co.		15,714,568

	Total Financials		113,943,682

	INDUSTRIALS (5.0%)
751,300	Waste Management, Inc.		29,646,298

	Total Industrials		29,646,298

	TECHNOLOGY (8.1%)
231,675	Automatic Data Processing, Inc.		12,591,536
847,965	Dell, Inc.[1]		13,151,937
428,900	eBay, Inc.[1]		14,754,160
309,813	Microsoft Corp.		8,061,335

	Total Technology		48,558,968

	TOTAL COMMON STOCKS (Identified cost $459,007,815)		560,755,843

TOTAL INVESTMENTS (Identified cost $459,007,815)[2]		93.8%	$560,755,843
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		6.2	36,801,750

NET ASSETS		100.0%	$597,557,593

1	Non-income producing security.

2

The aggregate cost for federal income tax purposes is $459,007,815, the aggregate gross unrealized appreciation is $104,537,450 and the aggregate gross unrealized depreciation is $2,789,422, resulting in net unrealized appreciation of $101,748,028.

Abbreviations:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

4

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

FAIR VALUE MEASUREMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” This ASU adds new disclosure requirements for transfers into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU was effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management of the Fund has determined that these new Level 3 requirements do not have an impact on the Fund’s holdings disclosure.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	5

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2011.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2011

Basic Materials	$10,471,541	$–	$–	$10,471,541
Communications	58,815,420	–	–	58,815,420
Consumer Cyclical	53,037,701	–	–	53,037,701
Consumer Non-Cyclical	191,296,038	–	–	191,296,038
Energy	54,986,195	–	–	54,986,195
Financials	113,943,682	–	–	113,943,682
Industrials	29,646,298	–	–	29,646,298
Technology	48,558,968	–	–	48,558,968

Total	$560,755,843	$–	$–	$560,755,843

*

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. There were no significant transfers between Levels 1, 2, or 3 as of April 30, 2011, based on the valuation input Levels on October 31, 2010.

The accompanying notes are an integral part of these financial statements.

6

BBH CORE SELECT

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (unaudited)

ASSETS:
Investments in securities, at value (identified cost $459,007,815)	$560,755,843
Cash	36,404,389
Receivables for:
Dividends	859,465
Shares sold	480,294
Investment advisory and administrative fees waiver reimbursement	102,600
Other receivables	1,880

Total Assets	598,604,471

LIABILITIES:
Payables for:
Investment advisory and administrative fees	681,234
Shareholder servicing fees	233,557
Custody and accounting fees	38,052
Shares redeemed	28,627
Professional fees	20,351
Transfer agent fees	8,403
Distribution fees	799
Board of Trustees’ fees	536
Accrued expenses and other liabilities	35,319

Total Liabilities	1,046,878

NET ASSETS	$597,557,593

Net Assets Consist of:
Paid-in capital	$484,244,373
Undistributed net investment income	2,332,569
Accumulated net realized gain on investments	9,232,623
Net unrealized appreciation/(depreciation) on investments	101,748,028

Net Assets	$597,557,593

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($597,386,640 ÷ 38,156,263 shares outstanding)	$15.66

RETAIL CLASS SHARES
($170,953 ÷ 16,252 shares outstanding)	$10.52

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	7

BBH CORE SELECT

STATEMENT OF OPERATIONS
For the six months ended April 30, 2011 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $294,766)	$6,048,957
Interest and other income	45

Total Income	6,049,002

Expenses:
Investment advisory and administrative fees	2,010,855
Shareholder servicing fees	628,392
Custody and accounting fees	67,995
Board of Trustees’ fees	48,714
Professional fees	36,525
Transfer agent fees	16,985
Distribution fees	8,685
Miscellaneous expenses	91,195

Total Expenses	2,909,346
Expense offset arrangement	(17,176)
Investment advisory and administrative fees waiver	(378,587)

Net Expenses	2,513,583

Net Investment Income	3,535,419

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	9,354,170
Net change in unrealized appreciation/(depreciation) on investments	55,872,435

Net Realized and Unrealized Gain	65,226,605

Net Increase in Net Assets Resulting from Operations	$68,762,024

The accompanying notes are an integral part of these financial statements.

8

BBH CORE SELECT

STATEMENT OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2011 (unaudited)	For the year ended October 31, 2010

INCREASE IN NET ASSETS:
Operations:
Net investment income	$3,535,419	$1,632,058
Net realized gain on investments	9,354,170	5,201,413
Net change in unrealized appreciation on investments	55,872,435	40,153,347

Net increase in net assets resulting from operations	68,762,024	46,986,818

Dividends and distributions declared:
From net investment income:
Class N	(2,615,790)	(1,137,851)
From net realized gains:
Class N	(1,269,835)	–

Total dividends and distributions declared	(3,885,625)	(1,137,851)

Share transactions:
Net proceeds from sales of shares	198,592,644	118,144,820
Net asset value of shares issued to shareholders
for reinvestment of dividends and distributions	3,685,787	1,045,293
Proceeds from short-term redemption fees	3,102	91
Net cost of shares redeemed	(31,592,218)	(39,938,149)

Net increase in net assets resulting from
share transactions	170,689,315	79,252,055

Total increase in net assets	235,565,714	125,101,022

NET ASSETS:
Beginning of year	361,991,879	236,890,857

End of period (including dividends and distributions in
excess of net investment income of $2,332,569 and
$1,412,940, respectively)	$597,557,593	$361,991,879

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	9

BBH CORE SELECT

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

	For the six months ended April 30, 2011	For the years ended October 31,
	(unaudited)	2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.91	$11.93	$10.71	$13.71	$11.74	$10.20

Income from investment operations:
Net investment income[1]	0.10	0.07	0.06	0.01	0.02	0.04
Net realized and unrealized
gain (loss)	1.77	1.96	1.25	(2.99)	2.00	1.51

Total income (loss) from
investment operations	1.87	2.03	1.31	(2.98)	2.02	1.55

Less dividends and distributions:
From net investment income	(0.08)	(0.05)	(0.02)	(0.02)	(0.05)	(0.01)
From net realized gains	(0.04)	–	(0.07)	–	–	–

Total dividends and
distributions	(0.12)	(0.05)	(0.09)	(0.02)	(0.05)	(0.01)

Net asset value, end of period	$15.66	$13.91	$11.93	$10.71	$13.71	$11.74

Total return	13.47%	17.11%	12.44%	(21.76)%	17.25%	15.18%
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$597	$362	$237	$166	$122	$83
Ratio of expenses to average
net assets before reductions	1.16%[2]	1.18%	1.21%	1.18%	1.19%	1.24%
Fee waiver	0.15%[2,3]	0.06%	–	–	–	–
Expense offset arrangement	0.01%[2]	0.01%	0.02%	0.02%	0.03%	0.05%
Ratio of expenses to average
net assets after reductions	1.00%[2]	1.11%	1.19%	1.16%	1.16%	1.19%
Ratio of net investment income
to average net assets	1.41%[2]	0.55%	0.61%	0.14%	0.18%	0.45%
Portfolio turnover rate	9%	19%	15%	31%	18%	53%

1	Calculated using average shares outstanding for the period.

2	Annualized.

3

The ratio of expenses to average net assets for the six months ended April 30, 2011 and the fiscal year ended October 31, 2010, reflect fees reduced as result of a contractual operating expense limitation of the Fund to 1.00%. The agreement is effective for the period beginning on July 14, 2010 and will terminate on September 30, 2011, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2011 and the fiscal year ended October 31, 2010, the waived fees were $378,587 and $177,639, respectively.

The accompanying notes are an integral part of these financial statements.

10

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FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Retail Class share outstanding throughout the period

For the period from March 25, 2011 (commencement of operations) to April 30, 2011

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income[1]	0.02
Net realized and unrealized gain	0.50

Total income from investment operations	0.52

Net asset value, end of period	$10.52

Total return	5.20%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$0[2]
Ratio of expenses to average net assets before reductions	1.67%[3]
Fee waiver	0.38%[3,4]
Expense offset arrangement	0.04%[3]
Ratio of expenses to average net assets after reductions	1.25%[3]
Ratio of net investment income to average net assets	1.69%[3]
Portfolio turnover rate	9%

1	Calculated using average shares outstanding for the period.

2	Net assets at April 30, 2011 were $170,953.

3	Annualized.

4

The ratio of expenses to average net assets for period ended April 30, 2011, reflect fees reduced as result of a contractual operating expense limitation of the Fund to 1.00%. The agreement is effective for the period beginning on July 14, 2010 and will terminate on February 29, 2012, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2011, the waived fees were $25.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	11

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NOTES TO FINANCIAL STATEMENTS
April 30, 2011 (unaudited)

1.

Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N”. On October 1, 2010, the Board established a new class of shares designated as “Retail Class”, which commenced operations on March 25, 2011. Neither Class N shares nor Retail Class shares convert to any other class of the Fund. As of April 30, 2011, there were four series of the Trust.

2.

Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:

A.

Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board; (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board.

B.

Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C.

Fund Expenses. Most expenses of the Trust can be directly attributed to a specific Fund. Expenses which cannot be directly attributed to a Fund are apportioned amongst each Fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2011 (unaudited)

D.

Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. Pursuant to the Fund’s securities lending policy and procedures, the loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2011.

E.

Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification (“ASC”) 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits at April 30, 2011, nor were there any increases or decreases in unrecognized tax benefits for the six months then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six months ended April 30, 2011, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

FINANCIAL STATEMENT APRIL 30, 2011	13

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2011 (unaudited)

F.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2010 and 2009, respectively, were as follows:

Distributions paid from:

	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid

2010:	$1,137,851	–	$1,137,851	–	$1,137,851
2009:	362,166	$1,152,631	1,514,797	–	1,514,797

As of October 31, 2010 and 2009, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):

	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2010:	$1,412,940	$1,267,328	$2,680,268	–	$(119,040)	$45,875,593	$48,436,821
2009:	918,733	–	918,733	$(3,890,132)	(162,993)	5,722,246	2,587,854

The Fund did not have a net capital loss carry forward at October 31, 2010.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital loss.

Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carry forwards; such gains will not be distributed.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2011 (unaudited)

G.

Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.	Fees and Other Transactions with Affiliates.

A.

Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the Fund’s average daily net assets. For the six months ended April 30, 2011, the Fund incurred $2,010,855 under the Agreement.

B.

Investment Advisory and Administrative Fee Waivers. Effective July 14, 2010, the SID contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class N and Retail Class to 1.00%. The agreement is effective for the period beginning on July 14, 2010 and will terminate on February 29, 2012, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2011, the SID waived fees in the amount of $378,562 and $25 for Class N and Retail Class, respectively.

C.

Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N and Retail Class shares’ average daily net assets. For the six months ended April 30, 2011, the Fund incurred shareholder servicing fees in the amount of $628,375 and $17 for Class N and Retail Class, respectively.

D.

Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this

FINANCIAL STATEMENT APRIL 30, 2011	15

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2011 (unaudited)

agreement, it is anticipated that total operating expenses for Retail Class shares and Class N shares will be 1.25% and 1.00%, respectively, of the average daily net assets. For the six months ended April 30, 2011, Retail Class shares of the Fund incurred $16 for Distribution (12b-1) Fees.

E.

Custody and Fund Accounting Fees. BBH acts as a custodian and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100,000,000 of net assets and 0.02% per annum on the next $400,000,000 of net assets and 0.01% per annum on all net assets over $500,000,000. For the six months ended April 30, 2011, the Fund incurred $67,995 in custody and fund accounting fees. These fees for the Fund were reduced by $17,176 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2011, was $0.

F.

Securities Lending Fees. The Trust has a securities lending agreement with BBH for which BBH receives a portion of the securities lending proceeds in exchange for its services as lending agent. For the six months ended April 30, 2011, BBH received no securities lending proceeds.

G.

Board of Trustees’ Fees. Each Trustee who is a “non-interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2011, the Fund incurred $48,714 in Trustee compensation and reimbursements.

4.

Investment Transactions. For the six months ended April 30, 2011, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $196,993,013 and $43,438,252, respectively.

16

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2011 (unaudited)

5.

Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N and Retail Class shares of beneficial interest at no par value. Transactions in Class N and Retail Class shares were as follows:

	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010

	Shares	Dollars	Shares	Dollars

Class N
Shares sold	14,032,224	$198,428,332	9,195,716	$118,144,820
Shares issued in connection
with reinvestments of
dividends	258,470	3,685,787	84,708	1,045,293
Proceeds from short-term
redemption fees	N/A	3,102	N/A	91
Shares redeemed	(2,167,280)	(31,592,218)	(3,106,890)	(39,938,149)

Net increase	12,123,414	$170,525,003	6,173,534	$79,252,055

Retail Class*
Shares sold	16,252	$164,312	–	$–
Shares issued in connection
with reinvestments of
dividends	–	–	–	–
Proceeds from short-term
redemption fees	N/A	–	N/A	–
Shares redeemed	–	–	–	–

Net increase	16,252	$164,312	–	$–

* For the period from March 25, 2011 (commencement of operations) to April 30, 2011.

6.	Principal Risk Factors and Indemnifications.

A.

Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (diversification risk), managing the Fund for after-tax returns may hurt the performance on a pre-tax basis (tax management risk), or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The value of securities held by the Fund may decline in response to certain events,

FINANCIAL STATEMENT APRIL 30, 2011	17

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2011 (unaudited)

including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations (market risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.

Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

18

BBH CORE SELECT

DISCLOSURE OF FUND EXPENSES
April 30, 2011 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT APRIL 30, 2011	19

BBH CORE SELECT

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2011 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period November 1, 2010 to April 30, 2011[1]
Class N
Actual	$1,000	$1,134.70	$5.29
Hypothetical[2]	$1,000	$1,019.84	$5.01

	Beginning Account Value March 25, 2011[3]	Ending Account Value April 30, 2011	Expenses Paid During Period March 25, 2011[3] to April 30, 2011[1]
Retail Class
Actual	$1,000	$1,052.00	$6.35
Hypothetical[2]	$1,000	$1,018.61	$6.24

1

Expenses are equal to the Fund’s annualized expense ratio of 1.00% and 1.25% for Class N and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

3	The Retail Class shares commenced operations on March 25, 2011.

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BBH CORE SELECT

DISCLOSURE OF ADVISOR SELECTION
April 30, 2011 (unaudited)

Approval of Investment Advisory and Administrative Services Agreement

The 1940 Act requires that the continuance of a fund’s investment advisory agreements must be approved annually both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party, cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”), including a majority of whom are not “interested persons,” as defined in the 1940 Act, held an in person meeting on December 8, 2010 to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and BBH with respect to the existing funds in the Trust, including the Fund. In approving the renewal of the Agreement with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreement were fair and reasonable.

Both in the meeting specifically held to address the continuance of the Agreement and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the SID and BBH, including information about personnel, operations and Fund performance. The Board received advice from Counsel to the Independent Trustees (“Independent Counsel”), including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Independent Counsel.

Nature, Extent and Quality of Services Provided by the SID and BBH

The Board received and considered information, during the in-person meeting held on December 8, 2010, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser. The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board also noted that BBH provides administrative services to the Fund.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered the policies and practices that the Investment Adviser follows in allocating the portfolio transactions of the Fund, including the policies and practices of the Fund and the Investment Adviser regarding best execution, “soft dollars” and directed brokerage. The Board reviewed

FINANCIAL STATEMENT APRIL 30, 2011	21

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DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2011 (unaudited)

the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund under the Agreement.

Investment Results

The Board received and considered performance information for the Fund. The Board considered the investment results of the Fund as compared with a selected securities index as well as a selection of peer funds. The Board reviewed information showing performance of the Fund over the 1-, 3- and 5-year periods ended September 30, 2010 as compared to an appropriate securities index and fund peers over comparable periods. In addition, the Board received detailed performance information for the Fund at other meetings held during the year. The Board noted that the Fund outperformed its benchmark, the Standard & Poor’s 500 Stock Index, in the 1-, 3- and 5-year periods.

Fee Rates

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board considered the depth and range of services provided under the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fees and the Fund’s net total expenses with those of comparable industry averages. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

Costs of Services Provided and Profitability

The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2010, and for the prior one-year period. The data included the effect of revenue generated by the shareholder servicing, custody and investment advisory and administration fees paid by the Fund. The Board also reviewed the allocation methods used in preparing the profitability data. In considering profitability information, the Board considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund.

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DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2011 (unaudited)

The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities, and fees received for being the Fund’s administrator, custodian and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board noted that the fee schedule for the Fund does not contain breakpoints. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund’s current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance and expense information, and the cost of the services provided and the profits to be realized by the Investment Adviser.

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher

FINANCIAL STATEMENT APRIL 30, 2011	23

BBH CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2011 (unaudited)

commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities within the parameters of which have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

24

ADMINISTRATOR	INVESTMENT ADVISER
BROWN BROTHERS HARRIMAN & CO.	BROWN BROTHERS HARRIMAN
140 BROADWAY	MUTUAL FUND ADVISORY
NEW YORK, NY 10005	DEPARTMENT
140 BROADWAY
DISTRIBUTOR	NEW YORK, NY 10005
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, CO 80203

SHAREHOLDER SERVICING AGENT BROWN BROTHERS HARRIMAN & CO. 140 BROADWAY NEW YORK, NY 10005 (800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2011

BBH INTERNATIONAL EQUITY FUND

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
April 30, 2011 (unaudited)

COUNTRY DIVERSIFICATION
		Percent of Net Assets
	U.S. $ Value

Australia	$58,578,410	7.4%
Belgium	8,508,055	1.1
Brazil	7,673,760	1.0
Denmark	10,913,062	1.4
France	91,408,030	11.5
Germany	34,146,897	4.3
Hong Kong	35,623,333	4.5
Italy	18,920,168	2.4
Japan	194,541,009	24.6
Netherlands	21,619,354	2.7
New Zealand	1,866,227	0.2
Singapore	24,202,392	3.1
Spain	35,543,643	4.5
Sweden	8,811,837	1.1
Switzerland	53,624,528	6.8
Taiwan	5,963,337	0.7
United Kingdom	157,089,880	19.8
Cash and Other Assets in Excess of Liabilities	23,208,519	2.9

NET ASSETS	$792,242,441	100.0%

All data as of April 30, 2011. The BBH International Equity Fund’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION (continued)
April 30, 2011 (unaudited)

SECTOR DIVERSIFICATION

		Percent of Net Assets
	U.S. $ Value

Basic Materials	$15,377,095	1.9%
Communications	77,224,351	9.8
Consumer Cyclical	75,510,039	9.6
Consumer Non-Cyclical	189,561,049	24.0
Energy	102,650,773	13.0
Financials	113,327,704	14.3
Health Care	64,687,844	8.1
Industrials	59,764,648	7.5
Technology	33,872,531	4.2
Utilities	37,057,888	4.7
Cash and Other Assets in Excess of Liabilities	23,208,519	2.9

NET ASSETS	$792,242,441	100.0%

All data as of April 30, 2011. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	3

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
April 30, 2011 (unaudited)

Shares		Value

	COMMON STOCKS (97.1%)
	AUSTRALIA (7.4%)
	BASIC MATERIALS
769,070	Amcor, Ltd.	$5,884,240

	COMMUNICATIONS
2,846,454	Telstra Corp., Ltd.	8,965,122

	CONSUMER NON-CYCLICAL
60,300	Cochlear, Ltd.	5,364,567
220,700	CSL, Ltd.	8,422,783
249,190	Foster’s Group, Ltd.	1,561,536
120,250	Wesfarmers, Ltd.	4,401,844

		19,750,730

	ENERGY
180,596	Woodside Petroleum, Ltd.	9,356,422

	FINANCIALS
202,800	AMP, Ltd.	1,224,989
589,091	Lend Lease Corp., Ltd.	5,710,835
366,966	QBE Insurance Group, Ltd.	7,686,072

		14,621,896

	Total Australia	58,578,410

	BELGIUM (1.1%)
	CONSUMER NON-CYCLICAL
148,800	Colruyt SA	8,507,723

	FINANCIALS
112,376	Ageas[1]	332

	Total Belgium	8,508,055

	BRAZIL (1.0%)
	ENERGY
233,600	Petroleo Brasileiro SA ADR	7,673,760

	Total Brazil	7,673,760

	DENMARK (1.4%)
	CONSUMER NON-CYCLICAL
86,400	Novo Nordisk AS (B Shares)	10,913,062

	Total Denmark	10,913,062

The accompanying notes are an integral part of these financial statements.

4

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

Shares		Value

	COMMON STOCKS (continued)
	FRANCE (11.5%)
	COMMUNICATIONS
442,288	France Telecom SA	$10,364,040

	CONSUMER NON-CYCLICAL
198,046	Carrefour SA	9,351,309
102,200	Cie Generale d’Optique Essilor International SA	8,486,196
125,400	Danone	9,110,019
67,900	L’Oreal SA	8,724,197

		35,671,721

	ENERGY
184,800	Total SA	11,753,441

	FINANCIALS
52,568	Societe Generale	3,501,820

	HEALTH CARE
155,243	Sanofi-Aventis SA	12,243,905

	INDUSTRIALS
93,439	Compagnie de Saint-Gobain	6,512,787
38,800	Vallourec SA	4,795,960
99,284	Vinci SA	6,564,356

		17,873,103

	Total France	91,408,030

	GERMANY (4.3%)
	COMMUNICATIONS
562,402	Deutsche Telekom AG	9,322,821

	CONSUMER CYCLICAL
118,200	Adidas AG	8,708,917

	TECHNOLOGY
139,000	SAP AG	8,870,871

	UTILITIES
111,257	RWE AG	7,244,288

	Total Germany	34,146,897

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	5

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

Shares		Value

	COMMON STOCKS (continued)
	HONG KONG (4.5%)
	COMMUNICATIONS
837,000	China Mobile, Ltd.	$7,684,068

	CONSUMER CYCLICAL
1,723,583	Esprit Holdings, Ltd.	7,436,295

	ENERGY
3,958,000	CNOOC, Ltd.	9,791,957

	UTILITIES
884,000	CLP Holdings, Ltd.	7,264,358
1,380,400	Hong Kong & China Gas Co., Ltd.	3,446,655

		10,711,013

	Total Hong Kong	35,623,333

	ITALY (2.4%)
	ENERGY
387,919	ENI SpA	10,294,183

	FINANCIALS
2,599,791	Intesa Sanpaolo SpA	8,625,985

	Total Italy	18,920,168

	JAPAN (24.6%)
	BASIC MATERIALS
182,400	Shin-Etsu Chemical Co., Ltd.	9,492,855

	COMMUNICATIONS
837	KDDI Corp.	5,580,956
34,000	Trend Micro, Inc.	969,115

		6,550,071

	CONSUMER CYCLICAL
239,300	Denso Corp.	7,962,797
206,200	Honda Motor Co., Ltd.	7,861,987
29,000	Nintendo Co., Ltd.	6,896,429
49,300	Shimamura Co., Ltd.	4,619,799
157,700	Toyota Motor Corp.	6,272,677

		33,613,689

The accompanying notes are an integral part of these financial statements.

6

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

Shares		Value

	COMMON STOCKS (continued)
	JAPAN (continued)
	CONSUMER NON-CYCLICAL
329,700	Chugai Pharmaceutical Co., Ltd.	$5,436,246
381,700	Kao Corp.	9,521,149
13,100	Secom Co., Ltd.	646,852
396,500	Seven & I Holdings Co., Ltd.	9,911,860

		25,516,107

	ENERGY
1,115	Inpex Corp.	8,507,763

	FINANCIALS
286,300	Aeon Mall Co., Ltd.	6,847,670
128,700	Daito Trust Construction Co., Ltd.	10,293,741
459,000	Mitsubishi Estate Co., Ltd.	8,009,098
498,200	Tokio Marine Holdings, Inc.	13,942,866

		39,093,375

	HEALTH CARE
255,200	Astellas Pharma, Inc.	9,701,146
206,000	Takeda Pharmaceutical Co., Ltd.	9,958,545

		19,659,691

	INDUSTRIALS
174,600	Daikin Industries, Ltd.	5,548,917
54,500	Fanuc, Ltd.	9,065,765
52,400	Hirose Electric Co., Ltd.	5,445,086
274,500	Hoya Corp.	5,899,094
27,105	Keyence Corp.	7,110,273

		33,069,135

	TECHNOLOGY
404,600	Canon, Inc.	19,038,323

	Total Japan	194,541,009

	NETHERLANDS (2.7%)
	COMMUNICATIONS
462,400	Reed Elsevier NV	6,060,126

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	7

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

Shares		Value

	COMMON STOCKS (continued)
	NETHERLANDS (continued)
	CONSUMER NON-CYCLICAL
646,444	Koninklijke Ahold NV	$9,015,128

	FINANCIALS
499,308	ING Groep NV1	6,544,100

	Total Netherlands	21,619,354

	NEW ZEALAND (0.2%)
	COMMUNICATIONS
1,070,160	Telecom Corp. of New Zealand, Ltd.	1,866,227

	Total New Zealand	1,866,227

	SINGAPORE (3.1%)
	COMMUNICATIONS
2,353,000	Singapore Telecommunications, Ltd.	5,977,009

	FINANCIALS
682,191	DBS Group Holdings, Ltd.	8,273,197
345,139	United Overseas Bank, Ltd.	5,609,403

		13,882,600

	INDUSTRIALS
92,400	Jardine Matheson Holdings, Ltd.	4,342,783

	Total Singapore	24,202,392

	SPAIN (4.5%)
	COMMUNICATIONS
434,203	Telefonica SA	11,640,224

	CONSUMER CYCLICAL
104,000	Inditex SA	9,289,223

	FINANCIALS
264,909	Banco Santander SA	3,344,749

	UTILITIES
1,216,998	Iberdrola SA	11,269,447

	Total Spain	35,543,643

The accompanying notes are an integral part of these financial statements.

8

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

Shares		Value

	COMMON STOCKS (continued)
	SWEDEN (1.1%)
	CONSUMER CYCLICAL
238,200	Hennes & Mauritz AB (B Shares)	$8,811,837

	Total Sweden	8,811,837

	SWITZERLAND (6.8%)
	CONSUMER NON-CYCLICAL
135,000	Nestle SA	8,281,646
4,385	SGS SA	8,641,081
56,600	Synthes, Inc.	9,614,099

		26,536,826

	FINANCIALS
26,101	Zurich Financial Services AG1	7,242,886

	HEALTH CARE
336,993	Novartis AG	19,844,816

	Total Switzerland	53,624,528

	TAIWAN (0.7%)
	TECHNOLOGY
2,351,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,963,337

	Total Taiwan	5,963,337

	UNITED KINGDOM (19.8%)
	COMMUNICATIONS
3,079,969	Vodafone Group, Plc.	8,794,643

	CONSUMER CYCLICAL
786,001	Compass Group, Plc.	7,650,078

	CONSUMER NON-CYCLICAL
153,900	Reckitt Benckiser Group, Plc.	8,510,559
733,900	Smith & Nephew, Plc.	8,211,729
2,814,675	Tesco, Plc.	18,910,789
370,830	Unilever, Plc.	11,978,494
1,231,000	WM Morrison Supermarkets, Plc.	6,038,181

		53,649,752

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	9

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

Shares			Value

	COMMON STOCKS (continued)
	UNITED KINGDOM (continued)
	ENERGY
668,743	BG Group, Plc.		$17,046,961
1,032,841	BP, Plc.		7,949,863
1,086,500	Cairn Energy, Plc.[1]		8,178,137
313,267	Royal Dutch Shell, Plc. (A Shares)		12,098,286

			45,273,247

	FINANCIALS
743,300	HSBC Holdings, Plc.		8,119,522
302,500	Standard Chartered, Plc.		8,350,439

			16,469,961

	HEALTH CARE
595,671	GlaxoSmithKline, Plc.		12,939,432

	INDUSTRIALS
333,545	Experian, Plc.		4,479,627

	UTILITIES
1,466,000	Centrica, Plc.		7,833,140

	Total United Kingdom		157,089,880

	TOTAL COMMON STOCKS (Identified cost $612,384,424)		769,033,922

TOTAL INVESTMENTS (Identified cost $612,384,424)[2]		97.1%	$769,033,922
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		2.9	23,208,519

NET ASSETS		100.0%	$792,242,441

1	Non-income producing security.

2

The aggregate cost for federal income tax purposes is $612,384,424, the aggregate gross unrealized appreciation is $205,014,981 and the aggregate gross unrealized depreciation is $48,365,483, resulting in net unrealized appreciation of $156,649,498.

Abbreviations:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

10

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

FAIR VALUE MEASUREMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” This ASU adds new disclosure requirements for transfers into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU was effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management of the Fund has determined that these new Level 3 requirements do not have an impact on the Fund’s holdings disclosure.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	11

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2011 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2011.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2011
Australia	$–	$58,578,410	$–	$58,578,410
Belgium	–	8,508,055	–	8,508,055
Brazil	7,673,760	–	–	7,673,760
Denmark	–	10,913,062	–	10,913,062
France	–	91,408,030	–	91,408,030
Germany	–	34,146,897	–	34,146,897
Hong Kong	–	35,623,333	–	35,623,333
Italy	–	18,920,168	–	18,920,168
Japan	–	194,541,009	–	194,541,009
Netherlands	–	21,619,354	–	21,619,354
New Zealand	–	1,866,227	–	1,866,227
Singapore	–	24,202,392	–	24,202,392
Spain	–	35,543,643	–	35,543,643
Sweden	–	8,811,837	–	8,811,837
Switzerland	–	53,624,528	–	53,624,528
Taiwan	–	5,963,337	–	5,963,337
United Kingdom	–	157,089,880	–	157,089,880

Total Investments,
at value	$7,673,760	$761,360,162	$–	$769,033,922

Other Financial Instruments, at value
Forward Foreign Currency
Exchange Contracts	–	(208,137)	–	(208,137)

Other Financial Instruments,
at value	$–	$(208,137)	$–	$(208,137)

*

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. There were no significant transfers between Levels 1, 2, or 3 as of April 30, 2011, based on the valuation input Levels on October 31, 2010.

The accompanying notes are an integral part of these financial statements.

12

BBH INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (unaudited)

ASSETS:
Investments in securities, at value (identified cost $612,384,424)	$769,033,922
Cash	28,150,133
Foreign currency at value (identified cost $4,812)	4,914
Receivables for:
Dividends	3,808,800
Shares sold	377,005
Investments sold	(28,708)
Other receivables	2,246

Total Assets	801,348,312

LIABILITIES:
Payables for:
Investments purchased	7,147,602
Investment advisory and administrative fees	993,872
Shareholder servicing fees	270,183
Shares redeemed	255,423
Unrealized depreciation of forward foreign exchange currency contracts	208,136
Custody and accounting fees	149,191
Professional fees	34,436
Transfer agent fees	7,236
Distribution fees	3,492
Board of Trustees’ fees	1,277
Accrued expenses and other liabilities	35,023

Total Liabilities	9,105,871

NET ASSETS	$792,242,441

Net Assets Consist of:
Paid-in capital	$696,943,919
Undistributed net investment income	4,863,055
Accumulated net realized loss on investments and
foreign exchange transactions	(65,762,335)
Net unrealized appreciation/(depreciation) on investments
and foreign currency translations	156,197,802

Net Assets	$792,242,441

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($690,916,822 ÷ 48,822,103 shares outstanding)	$14.15

CLASS I SHARES
($101,325,619 ÷ 7,145,318 shares outstanding)	$14.18

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	13

BBH INTERNATIONAL EQUITY FUND

STATEMENT OF OPERATIONS
For the six months ended April 30, 2011 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $685,179)	$9,277,170
Interest and other income	57

Total Income	9,277,227

Expenses:
Investment advisory and administrative fees	2,783,582
Shareholder servicing fees	757,804
Custody and accounting fees	220,976
Board of Trustees’ fees	48,714
Professional fees	43,767
Transfer agent fees	17,865
Distribution fees	9,575
Miscellaneous expenses	50,915

Total Expenses	3,933,198
Expense offset arrangement	(12,630)

Net Expenses	3,920,568

Net Investment Income	5,356,659

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	317,833
Net realized loss on foreign exchange transactions	(820,537)

Net realized loss on investments and foreign exchange transactions	(502,704)
Net change in unrealized appreciation/(depreciation) on investments	41,828,535
Net change in unrealized appreciation/(depreciation) on foreign
currency translations	23,213,101

Net change in unrealized appreciation/(depreciation) on investments
and foreign currency translations	65,041,636

Net Realized and Unrealized Gain	64,538,932

Net Increase in Net Assets Resulting from Operations	$69,895,591

The accompanying notes are an integral part of these financial statements.

14

BBH INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2011 (unaudited)	For the year ended October 31, 2010
INCREASE IN NET ASSETS:
Operations:
Net investment income	$5,356,659	$10,655,431
Net realized gain (loss) on investments and
foreign exchange transactions	(502,704)	452,436
Net change in unrealized appreciation on
investments and foreign currency translations	65,041,636	47,806,970

Net increase in net assets resulting
from operations	69,895,591	58,914,837

Dividends and distributions declared:
From net investment income:
Class N	(8,838,088)	(7,616,296)
Class I	(1,536,954)	(692,793)

Total dividends and distributions declared	(10,375,042)	(8,309,089)

Share transactions:
Net proceeds from sales of shares	110,259,541	179,269,641
Net asset value of shares issued to shareholders
for reinvestment of dividends and distributions	10,220,217	8,099,147
Proceeds from short-term redemption fees	–	2,611
Net cost of shares redeemed	(42,034,749)	(94,069,853)

Net increase in net assets resulting from
share transactions	78,445,009	93,301,546

Total increase in net assets	137,965,558	143,907,294
NET ASSETS:
Beginning of year	654,276,883	510,369,589

End of period (including distributions in excess of
net investment income of $4,863,055 and
$9,881,438, respectively)	$792,242,441	$654,276,883

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	15

BBH INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

	For the six months ended April 30, 2011	For the years ended October 31,

	(unaudited)	2010	2009	2008	2007	2006
Net asset value, beginning
of period	$13.05	$11.98	$10.73	$18.53	$15.71	$12.59

Income from investment operations:
Net investment income[1]	0.10	0.23	0.21	0.32	0.28	0.25
Net realized and unrealized
gain (loss)	1.20	1.03	1.74	(7.06)	2.95	3.07

Total income (loss) from
investment operations	1.30	1.26	1.95	(6.74)	3.23	3.32

Less dividends and distributions:
From net investment income	(0.20)	(0.19)	(0.37)	(0.27)	(0.24)	(0.20)
From net realized gains	–	–	(0.33)	(0.79)	(0.17)	–

Total dividends and
distributions	(0.20)	(0.19)	(0.70)	(1.06)	(0.41)	(0.20)

Net asset value, end of period	$14.15	$13.05	$11.98	$10.73	$18.53	$15.71

Total return	10.10%	10.61%	19.69%	(38.30)%	21.01%	26.62%
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$691	$573	$471	$412	$700	$524
Ratio of expenses to average
net assets before reductions	1.16%[2]	1.17%	1.19%	1.13%	1.17%	1.17%
Expense offset arrangement	0.00%[2,3]	0.00%[3]	0.01%	0.00%[3]	0.00%[3]	0.06%
Ratio of expenses to average
net assets after reductions	1.16%[2]	1.17%	1.18%	1.13%	1.17%	1.11%
Ratio of net investment income
to average net assets	1.51%[2]	1.85%	2.04%	2.09%	1.64%	1.76%
Portfolio turnover rate	3%	11%	34%	19%	16%	10%

1	Calculated using average shares outstanding for the period.

2	Annualized

3	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

16

BBH INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period

	For the six months ended	For the years ended October 31,
	April 30, 2011
	(unaudited)	2010	2009	2008	2007	2006

Net asset value, beginning
of period	$13.09	$12.01	$10.77	$18.59	$15.76	$12.62

Income from investment operations:
Net investment income[1]	0.12	0.24	0.24	0.35	0.32	0.29
Net realized and unrealized
gain (loss)	1.20	1.05	1.75	(7.07)	2.96	3.07

Total income (loss) from
investment operations	1.32	1.29	1.99	(6.72)	3.28	3.36

Less dividends and distributions:
From net investment income	(0.23)	(0.21)	(0.42)	(0.31)	(0.28)	(0.22)
From net realized gains	–	–	(0.33)	(0.79)	(0.17)	–

Total dividends and
distributions	(0.23)	(0.21)	(0.75)	(1.10)	(0.45)	(0.22)

Net asset value, end of period	$14.18	$13.09	$12.01	$10.77	$18.59	$15.76

Total return	10.24%	10.88%	20.01%	(38.12)%	21.28%	26.98%
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$101	$82	$39	$26	$45	$40
Ratio of expenses to average
net assets before reductions	0.91%[2]	0.93%	0.93%	0.88%	0.91%	0.94%
Expense offset arrangement	0.00%[2,3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.07%
Ratio of expenses to average
net assets after reductions	0.91%[2]	0.93%	0.93%	0.88%	0.91%	0.87%
Ratio of net investment income
to average net assets	1.75%[2]	1.96%	2.29%	2.32%	1.87%	2.02%
Portfolio turnover rate	3%	11%	34%	19%	16%	10%

1	Calculated using average shares outstanding for the period.

2	Annualized

3	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2011	17

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2011 (unaudited)

1.

Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re- organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N,” and established a new class of shares designated as “Class I”. Class I commenced operations on October 30, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund. As of April 30, 2011, there were four series of the Trust.

2.

Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:

A.

Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board; (4) for securities traded on international exchanges, if events which may materially affect the value of the Fund’s securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at fair value as determined in good faith under the supervision of the Board. The Fund may use a systematic fair value model provided by an independent third party to value international securities; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board.

B.

Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and as a realized gain, respectively. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

18

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2011 (unaudited)

C.

Fund Expenses. Most expenses of the Trust can be directly attributed to a specific Fund. Expenses which cannot be directly attributed to a Fund are apportioned amongst each Fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.

Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service.

Forward Foreign Currency Exchange Contracts – As of April 30, 2011, the Fund held the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain/(Loss)
Contracts to Sell:
Australian Dollar	14,786,000	BBH	$208,137	July 29, 2011	$(208,137)

E.

Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on foreign currency translations. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.

FINANCIAL STATEMENT APRIL 30, 2011	19

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2011 (unaudited)

F.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

G.

Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. Pursuant to the Fund’s securities lending policy and procedures, the loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2011.

H.

Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of ASC 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2011, nor were there any increases or decreases in unrecognized tax benefits for the six months then ended. The Fund recognizes interest and penalties, if any, related to unrecognized

20

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2011 (unaudited)

tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2011, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

I.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, were generally declared and paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2010 and 2009, respectively, were as follows:

Distributions paid from:

	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2010:	$8,309,089	$–	$8,309,089	–	$8,309,089
2009:	13,836,164	11,878,130	25,714,294	–	25,714,294

As of October 31, 2010 and 2009, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Components of accumulated earnings/(deficit):

	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)

2010:	$9,897,978	–	$9,897,978	$(62,728,716)	$(2,547,455)	$91,156,166	$35,777,973
2009:	7,560,300	–	7,560,300	(63,283,423)	(2,453,848)	43,349,196	(14,827,775)

As of October 31, 2010, the Fund had a net capital loss carry forward of $62,728,716.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital loss.

Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

FINANCIAL STATEMENT APRIL 30, 2011	21

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2011 (unaudited)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carry forwards, such gains will not be distributed.

J.

Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.	Fees and Other Transactions with Affiliates.

A.

Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. The SID currently oversees Mondrian Investment Partners Limited and Walter Scott & Partners Limited (together, “Sub- advisers”), who are responsible for investing the assets of the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the Fund’s average daily net assets. The SID pays each Sub-adviser a percentage from its investment advisory and administrative fees. For the six months ended April 30, 2011, the Fund incurred $2,783,582 under the Agreement.

B.

Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares’ average daily net assets. For the six months ended April 30, 2011, Class N shares of the Fund incurred $757,804 in shareholder servicing fees.

C.

Custody and Fund Accounting Fees. BBH acts as a custodian and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100,000,000 of net assets, 0.02% per annum on the next $400,000,000 of net assets and 0.01% per annum on all net assets over $500,000,000. For the six months ended April 30, 2011, the Fund incurred $220,976 in custody and fund accounting fees. These fees for the Fund were reduced by $12,630 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Fund overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2011, was $0.

22

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2011 (unaudited)

D.

Securities Lending Fees. The Trust has a securities lending agreement with BBH for which BBH receives a portion of the securities lending proceeds in exchange for its services as lending agent. For the six months ended April 30, 2011, BBH received no securities lending proceeds.

E.

Board of Trustees’ Fees. Each Trustee who is a “non-interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2011, the Fund incurred $48,714 in Trustee compensation and reimbursements.

4.

Investment Transactions. For the six months ended April 30, 2011, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $78,530,378 and $20,436,717, respectively.

5.

Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N shares and Class I shares were as follows:

	For the six months ended April 30, 2011 (unaudited)		For the year ended October 31, 2010
	Shares	Dollars	Shares	Dollars

Class N
Shares sold	7,318,759	$97,619,621	11,849,466	$145,143,836
Shares issued in
connection with
reinvestments of
dividends	678,670	8,775,209	608,075	7,406,354
Proceeds from short-term
redemption fees	N/A	–	N/A	2,611
Shares redeemed	(3,045,008)	(39,979,740)	(7,880,986)	(93,377,060)

Net increase	4,952,421	$66,415,090	4,576,555	$59,175,741

Class I
Shares sold	944,328	$12,639,920	2,960,192	$34,125,805
Shares issued in
connection with
reinvestments of
dividends	111,584	1,445,008	56,833	692,793
Proceeds from short-term
redemption fees	N/A	–	N/A	–
Shares redeemed	(157,279)	(2,055,009)	(56,833)	(692,793)

Net increase	898,633	$12,029,919	2,960,192	$34,125,805

FINANCIAL STATEMENT APRIL 30, 2011	23

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2011 (unaudited)

6.	Principal Risk Factors and Indemnifications.

A.

Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to the assumption of large positions in securities of a small number of issuers (diversification risk), prohibition of, or restrictions on, the ability to transfer currency, securities and other assets (capital controls risk), non-U.S. currencies invested in by the Fund depreciating against the U.S. dollar (currency exchange rate risk), risks from investing in securities of issuers based in developing countries (emerging markets risk), certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk), or investment styles of the Sub-advisers not complementing each other (multi-manager risk). The Fund’s use of derivatives strategies may accelerate the volatility of potential losses. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations (market risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.

Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

24

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF FUND EXPENSES
April 30, 2011 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

FINANCIAL STATEMENT APRIL 30, 2011	25

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2011 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period November 1, 2010 to April 30, 2011[1]
Class N
Actual	$1,000	$1,101.00	$6.04
Hypothetical[2]	$1,000	$1,019.04	$5.81

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period November 1, 2010 to April 30, 2011[1]
Class I
Actual	$1,000	$1,102.40	$4.74
Hypothetical[2]	$1,000	$1,020.28	$4.56

1

Expenses are equal to the Fund’s annualized expense ratio of 1.16% and 0.91% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

26

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISOR SELECTION
April 30, 2011 (unaudited)

Approval of Investment Advisory and Administrative Services Agreement

The 1940 Act requires that the continuance of a fund’s investment advisory agreements must be approved annually both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party, cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”), including a majority of whom are not “interested persons,” as defined in the 1940 Act, held an in person meeting on December 8, 2010 to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and BBH with respect to the existing funds in the Trust, including the Fund. The Board also considered the continuance of Walter Scott & Partners Limited (“Walter Scott”) and Mondrian Investment Partners Limited (“Mondrian”, as investment sub-advisers to the Fund pursuant to subadvisory agreements between BBH and Walter Scott and Mondrian, respectively (the “Subadvisory Agreements” and, together with the Advisory Agreement, the “Agreements”). In approving the renewal of the Agreements with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreements were fair and reasonable.

Both in the meeting specifically held to address the continuance of the Agreements and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the SID, BBH and the Sub-advisers, including information about personnel, operations and Fund performance. The Board received advice from Counsel to the Independent Trustees (“Independent Counsel”), including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreements. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Independent Counsel.

Nature, Extent and Quality of Services Provided by the SID and BBH

The Board received and considered information, during the in-person meeting held on December 8, 2010, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser and the Sub-advisers. The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and overseeing and evaluating the investment performance of the Sub-advisers. The Board also noted that the Sub-advisers are responsible for making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board also considered that BBH provides administrative services to the Fund.

FINANCIAL STATEMENT APRIL 30, 2011	27

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2011 (unaudited)

The Board considered the scope and quality of services provided by the Investment Adviser under the Advisory Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund under the Advisory Agreement.

With regard to the Sub-advisers, the Board considered the nature, quality and extent of the services provided by each Sub-adviser, particularly portfolio management in light of the narrower scope of services performed by the Sub-advisers. The Board also considered the policies and practices that the Sub-advisers follow in allocating the portfolio transactions of the Fund, including the policies and practices regarding best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board concluded that the services performed by the Sub-advisers are appropriate and consistent with the Subadvisory Agreements.

Investment Results

The Board received and considered performance information for the Fund. The Board considered the investment results of the Fund as compared with a selected securities index as well as a selection of peer funds. The Board reviewed information showing performance of the Fund over the 1-, 3- and 5-year periods ended September 30, 2010 as compared to an appropriate securities index and fund peers over comparable periods. In addition, the Board received detailed performance information for the Fund at other meetings held during the year. The Board noted that the Fund outperformed its benchmark, the MSCI Europe, Australasia Far East Index, in the 1-, 3- and 5-year periods and since inception.

Fee Rates

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided under the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fees and the Fund’s net total expenses with those of comparable industry averages. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

In addition, the Board noted that the compensation paid to the Sub-advisers is paid by the Investment Adviser, not the Fund, and, accordingly, that the retention of the Sub-advisers does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

28

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2011 (unaudited)

Costs of Services Provided and Profitability to BBH

The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2010, and for the prior one-year period. The data included the effect of revenue generated by the shareholder servicing, custody and investment advisory and administration fees paid by the Fund. The Board also reviewed the allocation methods used in preparing the profitability data. In considering profitability information, the Board considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities, and fees received for being the Fund’s administrator, custodian and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

In addition, the Board considered profitability information provided by each of the Sub-advisers in respect of the Fund and concluded that the profitability of each was not excessive in light of the nature, extent and quality of services it provided to the Fund.

Economies of Scale

The Board noted that the fee schedule for the Fund does not contain breakpoints. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund’s current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance and expense information, and the cost of the services provided and the profits to be realized by the Investment Adviser.

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

FINANCIAL STATEMENT APRIL 30, 2011	29

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2011 (unaudited)

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities within the parameters of which have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

30

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2011 (unaudited)

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT APRIL 30, 2011	31

ADMINISTRATOR	INVESTMENT ADVISER
BROWN BROTHERS HARRIMAN & CO.	BROWN BROTHERS HARRIMAN
140 BROADWAY	MUTUAL FUND ADVISORY
NEW YORK, NY 10005	DEPARTMENT
140 BROADWAY
DISTRIBUTOR	NEW YORK, NY 10005
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, CO 80203

SHAREHOLDER SERVICING AGENT BROWN BROTHERS HARRIMAN & CO. 140 BROADWAY NEW YORK, NY 10005 (800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

                Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

                Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

                Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.

(b)	Not required.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

                Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

                Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.

(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ John A. Gehret
John A. Gehret
Title: President (Principal Executive Officer)
Date: July 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ John A. Gehret
John A. Gehret
Title: President (Principal Executive Officer)
Date: July 7, 2011

By: (Signature and Title)

/s/ Charles H. Schreiber

Charles H. Schreiber
Title: Treasurer (Principal Financial Officer)
Date: July 7, 2011